GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 81,662,591	$ 81,662,591	$ 944,950	$ 876,813	$ 20,177,641	$ 10,362,073	$ 1,821,763	$ 30,539,714	$ 7,938,335	$ 37,556,787
Working Capital Deficit			$ 48,578,905				$ 48,578,905			$ 47,094,367